PROPERTY AND EQUIPMENT	12 Months Ended
Sep. 30, 2024
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT

NOTE 5         PROPERTY AND EQUIPMENT

Property and equipment and related accumulated depreciation and amortization are summarized in the table below:

	September 30,
	2024	2023
Computer hardware and software	$481,000	$478,000
Furniture and fixtures	48,000	67,000
Equipment	83,000	171,000
Property and equipment, cost	612,000	716,000
Less accumulated depreciation and amortization	(394,000)	(444,000)
Property and equipment, net	$218,000	$272,000

Depreciation expense was $119,000 and $102,000 for Fiscal 2024 and Fiscal 2023, respectively.